Finance debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Finance debt
17.	Finance debt

17.1.	Balance by type of finance debt

	12.31.2018	12.31.2017
In Brazil
Banking Market	9,576	12,672
Capital Market	3,320	3,649

Development banks	3,346	5,571
Others	9	38
Total	16,251	21,930
Abroad
Banking Market	24,124	31,265
Capital Market	39,627	51,912

Development banks	41	-
Export Credit Agency	3,881	3,670
Others	251	269
Total	67,924	87,116
Total finance debt	84,175	109,046
Current	3,667	7,001
Non-current	80,508	102,045

In order to reflect the changes in accounting practices arising from the application of IFRS 9, the Company remeasured its financing agreements in force at January 1, 2018 which previously had their contractual clauses renegotiated and the modifications thereof did not result in substantial changes, as set out in note 2.3.1. Accordingly, the balance of current and non-current debt increased by US$242 due to the initial application of IFRS 9, which was recognized within equity at January 1, 2018.

17.2.	Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2016	Adoption of IFRS 9	Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Balance at 12.31.2017
In Brazil	25,921	-	6,801	(10,641)	(2,286)	2,296	114	(275)	-	21,930
Abroad	92,205	-	18,788	(25,489)	(4,251)	4,851	1,057	(45)	-	87,116
	118,126	-	25,589	(36,130)	(6,537)	7,147	1,171	(320)	-	109,046

	Balance at 12.31.2017	Adoption of IFRS 9	Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Balance at 12.31.2018
In Brazil	21,930	65	2,442	(5,451)	(1,220)	1,338	27	(2,880)	-	16,251
Abroad	87,116	177	8,644	(27,988)	(4,465)	4,400	1,409	(1,357)	(12)	67,924
	109,046	242	11,086	(33,439)	(5,685)	5,738	1,436	(4,237)	(12)	84,175

Reconciliation to the Statement of Cash Flows
PP&E on credit			(136)	-	-

Debt restructuring			-	(635)	-

Deposits linked to financing			-	-	(106)

Finance leases			-	11	-

Discontinued operations			(243)	50	88

Net cash used in financing activities from continuing operations			10,707	(34,013)	(5,703)

(*) It includes pre-payments.

(**) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

In line with the Company’s Business and Management Plan and following its liability management strategy, recent funds have been raised in order to settle older debts, as well as aiming at improving the debt repayment profile taking into account its alignment with investments returns over the long run.

For the year ended December 31, 2018, proceeds from financing from continuing operations amounted to US$ 10,707, principally reflecting: (i) funds raised from the domestic and international banking market in the amount of US$ 7,513 maturing from 4.5 to 6.5 years; (ii) global notes issued in the capital market in the amount of US$ 1,962 and maturing in 2029; and (iii) proceeds from Export Credit Agency amounting to US$ 1,041.

In addition, the Company repaid several finance debts, notably: (i) US$ 13,943 relating to repurchase of global bonds previously issued by the Company in the capital market, with net premium paid to bond holders amounting to US$ 329; and (ii) pre-payment of banking loans in the domestic and international market totaling US$ 15,480; and (iii) pre-payment of US$ 1,356 with respect to financings with the Brazilian Development Bank (Banco Nacional de Desenvolvimento Econômico e Social – BNDES).

17.3.	Summarized information on current and non-current finance debt

Maturity in	2019	2020	2021	2022	2023	2024 onwards	Total (**)	Fair value

Financing in U.S.Dollars (US$)(*):	2,100	1,538	4,598	5,726	9,274	39,189	62,425	64,763
Floating rate debt	1,359	1,473	2,526	4,358	6,175	12,550	28,441
Fixed rate debt	741	65	2,072	1,368	3,099	26,639	33,984
Average interest rate	5.4%	5.9%	5.8%	5.7%	5.7%	6.5%	6.2%

Financing in Brazilian Reais (R$):	1,380	2,164	2,090	3,906	2,160	4,308	16,008	14,621
Floating rate debt	919	1,916	1,835	3,576	1,932	3,104	13,282
Fixed rate debt	461	248	255	330	228	1,204	2,726
Average interest rate	6.1%	6.1%	6.7%	6.5%	6.7%	5.9%	6.3%

Financing in Euro (€):	124	219	324	685	517	1,649	3,518	4,258
Floating rate debt	1	174	-	-	-	-	175
Fixed rate debt	123	45	324	685	517	1,649	3,343
Average interest rate	4.5%	4.6%	4.8%	4.9%	4.6%	4.6%	4.7%

Financing in Pound Sterling (£):	58	-	-	-	-	2,161	2,219	2,282
Fixed rate debt	58	-	-	-	-	2,161	2,219
Average interest rate	5.9%	-	-	-	-	6.3%	6.2%

Financing in other currencies:	5	-	-	-	-	-	5	5
Floating rate debt	-	-	-	-	-	-	-
Fixed rate debt	5	-	-	-	-	-	5
Average interest rate	9.9%	-	-	-	-	-	9.9%
Total as of December 31, 2018	3,667	3,921	7,012	10,317	11,951	47,307	84,175	85,929
Average interest rate	5.5%	5.9%	5.9%	5.8%	5.8%	6.4%	6.1%
Total as of December 31, 2017	7,001	6,476	9,641	12,745	18,014	55,169	109,046	116,621

Average interest rate	5.6%	5.9%	5.9%	5.9%	5.7%	6.4%	6.1%

(*) Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.

(**)The average maturity of outstanding debt as of December 31, 2018 is 9.14 years (8.62 years as of December 31, 2017).

The fair value of the Company’s finance debts is mainly determined and categorized into a fair value hierarchy as follows:

Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 39,057 as of December 31, 2018 (US$ 54,248 as of December 31, 2017); and

Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 46,872 as of December 31, 2018 (US$ 62,373 as of December 31, 2017).

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 34.2.

17.4.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. For the year ended December 31, 2018, the capitalization rate was 6.35% p.a. (6.16% p.a. for the year ended December 31, 2017).

17.5.	Lines of credit

						Amount

Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	CHINA EXIM	10/24/2016	5/23/2019	1,000	900	100
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	-	4,350
PGT BV	Credit Agricole Corporate	4/12/2018	6/20/2019	400	222	178
Petrobras	New Development Bank	8/27/2018	8/27/2022	200	40	160
Total				5,950	1,162	4,788
In Brazil
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	516	-	516
Petrobras	Bradesco	6/1/2018	5/31/2023	516	-	516
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	516	-	516
Transpetro	BNDES	11/7/2008	8/12/2041	117	53	64
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	85	-	85
Total				1,750	53	1,697

In the year ended December 31, 2018, the Company entered into a revolving credit facility (RCF) with a syndicate of 17 banks and also entered into three lines of credits: two with Banco do Brasil and one with Bradesco Bank. The Company can promptly access these funds at any moment until their maturities.

17.6.	Covenants and Collateral

17.6.1.	Covenants

The Company has covenants that were not in default at December 31, 2018 in its loan agreements and notes issued in the capital markets requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year, with a grace period ranging from 30 to 60 days, depending on the agreement; ii) Negative Pledge / Permitted Liens clause; iii) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (iv) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; (v) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control (OFAC), Department of State and Department of Commerce), the European Union and United Nations; and vi) covenants with respect to debt level in some of its loan agreements with the Brazilian Development Bank (Banco Nacional de Desenvolvimento Econômico e Social - BNDES).

17.6.2.	Collateral

Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized.

Financing agreements with China Development Bank (CDB) maturing in 2026 and 2027 are also collateralized based on future oil exports for specific buyers limited to 200 thousand barrels per day up to 2019, 300 thousand barrels per day from 2020 to 2026, and 100 thousand barrels per day in 2027. This collateral may not exceed the amount of the related debt (US$ 10,020 at December 31, 2018 and US$ 10,815 at December 31, 2017).

On January 30, 2018, the Company pre-paid the balance of a financing agreement maturing in 2019 in the amount of US$ 2,800.

The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities. Bonds issued by the Company in the capital market are unsecured.

The global notes issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes, as set out in note 35.